Fair Value - Additional Information (Detail) (USD $) In Millions, unless otherwise specified																12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2012 Fair Value, Inputs, Level 1	Dec. 31, 2012 Fair Value, Inputs, Level 1 Vendor Quoted Pricing	Dec. 31, 2011 Fair Value, Inputs, Level 1 Vendor Quoted Pricing	Dec. 31, 2012 Fair Value, Inputs, Level 2	Dec. 31, 2012 Fair Value, Inputs, Level 2 Vendor Quoted Pricing	Dec. 31, 2011 Fair Value, Inputs, Level 2 Vendor Quoted Pricing	Dec. 31, 2012 Fair Value, Inputs, Level 2 Dealer Quoted Pricing	Dec. 31, 2011 Fair Value, Inputs, Level 2 Dealer Quoted Pricing	Dec. 31, 2012 Fair Value, Inputs, Level 3	Dec. 31, 2012 Fair Value, Inputs, Level 3 Fixed maturities Internal Pricing Investment	Dec. 31, 2011 Fair Value, Inputs, Level 3 Fixed maturities Internal Pricing Investment	Dec. 31, 2012 Redeemable preferred stocks Fixed maturities Investment	Dec. 31, 2011 Nonredeemable preferred stocks Equity securities Investment	Dec. 31, 2012 Nonredeemable preferred stocks Fair Value, Inputs, Level 3 Equity securities Internal Pricing Investment	Dec. 31, 2012 Common equities Fair Value, Inputs, Level 3 Equity securities Internal Pricing Investment	Dec. 31, 2011 Common equities Fair Value, Inputs, Level 3 Equity securities Internal Pricing Investment
Fair Value Measurements [Line Items]
Transferred out of Level 1 into Level 2																$ 25.0	$ 44.2
Number of security transferred out of Level 1 into Level 2																1	1
Quoted prices percentage of fair value assets	100.00%	[1],[2]	100.00%	[1],[2]		57.00%	59.00%		98.00%	96.00%	2.00%	4.00%
Portfolio	$ 16,475.5	[1],[2]	$ 15,963.0	[1],[2]	$ 6,723.0			$ 9,637.8					$ 114.7		$ 0.5			$ 31.9	$ 11.2	$ 10.2
Number of securities														0	2			1	1	1

[1]	The total fair value of the portfolio includes $1.4 billion and $2.0 billion at December 31, 2012 and 2011, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.
[2]	At December 31, 2012 and 2011, we had $90.9 million and $46.9 million, respectively, of net unsettled security transactions included in other assets.